Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability

The following table reflects activity in the warranty accrual for the periods indicated:

	Three Months Ended March 31,
	2013	2012
	(in thousands)
Warranty Accrual Activity
Balance, Beginning of Period	$24,030	$24,004
Warranty Expense	8,556	7,441
Warranty Claims Paid	(7,678)	(4,009)

Balance, End of Period	$24,908	$27,436

The following table reflects activity in the warranty accrual for the periods indicated:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Balance, Beginning of Period	$24,004	$17,936	$920
Warranty Expense	23,195	20,183	23,898
Warranty Claims Paid	(20,837)	(14,115)	(6,882)

Balance, End of Period	$26,362	$24,004	$17,936

Schedule of Future Minimum Rental Payments for Operating Leases

A summary of future minimum lease payments required under non-cancelable operating leases with remaining lease terms in excess of one year as of December 31, 2012 follows:

	Related Party	Non-Related Party	Total
	($ in thousands)
Year 1	$7,641	$11,217	$18,858
Year 2	7,631	9,121	16,752
Year 3	6,981	6,708	13,689
Year 4	5,121	3,903	9,024
Year 5	4,963	2,075	7,038
Thereafter	3,380	1,520	4,900

Total	$35,717	$34,544	$70,261

Schedule of Future Minimum Sublease Income

A summary of future minimum sub-lease income under non-cancelable operating leases with remaining lease terms in excess of one year as of December 31, 2012 follows:

Total
($ in thousands)
Year 1	$670
Year 2	348
Year 3	59
Year 4	15
Year 5	—
Thereafter	—

Total	$1,092